NONCONTROLLING INTEREST - Additional Information (Details) - CAD ($) $ in Millions						12 Months Ended
	Jun. 01, 2025	Dec. 17, 2024	Jan. 31, 2020	Sep. 18, 2019	Dec. 17, 2014	Dec. 31, 2025	Jul. 01, 2025
Six Nations of the Grand River Development Corporation | Niagara Reinforcement Limited Partnership
Noncontrolling Interest [Line Items]
Ownership percentage			25.00%
Mississaugas of the Credit First Nation | Niagara Reinforcement Limited Partnership
Noncontrolling Interest [Line Items]
Ownership percentage			20.00%
Hydro One Inc. | Niagara Reinforcement Limited Partnership
Noncontrolling Interest [Line Items]
Ownership percentage			55.00%
Hydro One Inc. | Chatham Lakeshore Limited Partnership
Noncontrolling Interest [Line Items]
Business combination assets transferred						$ 16
Ownership percentage		80.00%
B2M Limited Partnership | Saugeen Ojibway Nation (SON)
Noncontrolling Interest [Line Items]
Percentage of common shares acquired					34.20%
Business acquisition, consideration paid					$ 72
B2M Limited Partnership | Saugeen Ojibway Nation (SON) | Class A Units
Noncontrolling Interest [Line Items]
Capital units in initial investment					50
B2M Limited Partnership | Saugeen Ojibway Nation (SON) | Class B Units
Noncontrolling Interest [Line Items]
Capital units in initial investment					$ 22
Niagara Reinforcement Limited Partnership | Six Nations of the Grand River Development Corporation
Noncontrolling Interest [Line Items]
Percentage of common shares acquired				25.00%
Niagara Reinforcement Limited Partnership | Mississaugas of the Credit First Nation
Noncontrolling Interest [Line Items]
Business combination assets transferred			$ 9
Percentage of common shares acquired			19.90%	0.10%
Six Nations of the Grand River Development Corporation and Mississaugas of the Credit First Nation
Noncontrolling Interest [Line Items]
Business combination assets transferred				$ 12
Chatham Lakeshore Limited Partnership
Noncontrolling Interest [Line Items]
Assets transferred to subsidiary		$ 203
Chatham Lakeshore Limited Partnership | Deshkan Ziibiing Chippewas of the Thames First Nation, Southwest Indigenous Transmission Limited Partnership
Noncontrolling Interest [Line Items]
Business combination assets transferred	$ 8	$ 8
Percentage of common shares acquired	10.00%						10.00%